Property and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Summary of Property and Equipment, Net of Accumulated Depreciation

Property and Equipment, net of accumulated depreciation is as follows (in thousands):

Category	Successor - AIAI June 30, 2026	Predecessor - CCCI December 31, 2025
Land	$365	$365
Buildings and improvements	—	—
Construction equipment	28,158	33,144
Transportation equipment	1,430	2,330
Computer and information technology equipment	78	—
Furniture & fixtures	4	29
Office equipment	44	255
Leasehold improvements	1,411	1,535
Total property and equipment	$31,490	$37,658
Less: Accumulated depreciation	(724)	(13,775)
Construction in progress	-	—
Total property and equipment, net	$30,766	$23,883